Expense Example - FidelityNewYorkMunicipalMoneyMarketFund-PremiumPRO - FidelityNewYorkMunicipalMoneyMarketFund-PremiumPRO - Fidelity New York Municipal Money Market Fund - Fidelity New York Municipal Money Market Fund - Premium Class
Apr. 01, 2025 USD ($)
Expense Example:
1 year	$ 31
3 years	97
5 years	169
10 years	$ 381